Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.18%
Cars.com, Inc.(b)(c)	127,587	$2,251,911
Entravision Communications Corp., Class A(c)	512,404	2,116,228
World Wrestling Entertainment, Inc., Class A	25,618	2,595,616
		6,963,755
Consumer Discretionary-13.22%
Acushnet Holdings Corp.	43,553	1,949,432
Adient PLC(b)(c)	62,752	2,114,115
Bowlero Corp.(b)(c)	144,806	1,659,477
Dave & Buster’s Entertainment, Inc.(b)(c)	89,544	2,878,840
Dine Brands Global, Inc.(c)	31,829	1,904,329
Duolingo, Inc.(b)(c)	16,683	2,495,276
Garrett Motion, Inc. (Switzerland)(b)(c)	455,525	3,771,747
Golden Entertainment, Inc.(b)	153,915	6,485,978
Green Brick Partners, Inc.(b)(c)	79,385	3,800,160
Group 1 Automotive, Inc.	12,692	2,836,789
Guess?, Inc.(c)	114,181	2,193,417
Kontoor Brands, Inc.(c)	44,391	1,738,352
MasterCraft Boat Holdings, Inc.(b)(c)	92,797	2,459,121
Meritage Homes Corp.(c)	19,900	2,295,067
Modine Manufacturing Co.(b)	167,838	4,580,299
Monarch Casino & Resort, Inc.	30,652	1,989,008
Oxford Industries, Inc.(c)	18,798	1,878,672
Red Rock Resorts, Inc., Class A(c)	146,473	6,677,704
SeaWorld Entertainment, Inc.(b)(c)	59,772	3,332,887
Skyline Champion Corp.(b)	40,391	2,347,929
Sonic Automotive, Inc., Class A(c)	46,089	1,909,928
Target Hospitality Corp.(b)(c)	411,803	5,818,776
Taylor Morrison Home Corp., Class A(b)	61,396	2,605,032
Topgolf Callaway Brands Corp.(b)	101,627	1,734,773
Visteon Corp.(b)	14,404	1,924,086
Winmark Corp.	7,150	2,330,829
Xponential Fitness, Inc., Class A(b)(c)	78,198	2,071,465
		77,783,488
Consumer Staples-3.76%
Andersons, Inc. (The)	54,793	2,137,475
Coca-Cola Consolidated, Inc.	4,267	2,823,645
elf Beauty, Inc.(b)	68,460	7,121,209
Ingles Markets, Inc., Class A	24,431	1,961,077
Inter Parfums, Inc.	16,835	2,114,476
National Beverage Corp.(b)(c)	43,124	2,131,188
Sprouts Farmers Market, Inc.(b)(c)	65,604	2,267,274
Weis Markets, Inc.(c)	26,458	1,575,309
		22,131,653
Energy-5.28%
Archrock, Inc.	224,353	2,019,177
Berry Corp.	289,880	1,826,244
Diamond Offshore Drilling, Inc.(b)	228,544	2,502,557
Dorian LPG Ltd.(c)	100,455	2,318,501
Green Plains, Inc.(b)(c)	132,045	3,829,305
Hallador Energy Co.(b)(c)	1,055,686	8,223,794
Helix Energy Solutions Group, Inc.(b)	295,839	1,857,869
International Seaways, Inc.	67,866	2,446,569
Oceaneering International, Inc.(b)	122,747	1,879,257
Par Pacific Holdings, Inc.(b)	79,774	1,700,782
Weatherford International PLC(b)(c)	43,060	2,430,306
		31,034,361
Financials-6.92%
Ambac Financial Group, Inc.(b)	143,632	2,000,794
Avantax, Inc.(b)	87,399	1,849,363
	Shares	Value
Financials-(continued)
Brightsphere Investment Group, Inc.	110,339	$2,371,185
Donnelley Financial Solutions, Inc.(b)	141,639	6,281,690
eHealth, Inc.(b)(c)	288,202	1,928,071
Enova International, Inc.(b)(c)	51,410	2,391,593
Genworth Financial, Inc., Class A(b)(c)	430,363	2,302,442
International Money Express, Inc.(b)	88,636	2,065,219
Merchants Bancorp(c)	81,112	1,854,220
NerdWallet, Inc., Class A(b)	123,189	1,157,977
OFG Bancorp	87,366	2,119,498
Pathward Financial, Inc.	48,730	2,141,196
Piper Sandler Cos.	15,454	1,968,376
Shift4 Payments, Inc., Class A(b)(c)	31,441	1,971,979
StoneX Group, Inc.(b)	22,240	1,785,650
Tiptree, Inc.	181,640	2,395,831
Universal Insurance Holdings, Inc.	114,862	1,648,270
Victory Capital Holdings, Inc., Class A	79,546	2,463,540
		40,696,894
Health Care-20.32%
Aldeyra Therapeutics, Inc.(b)(c)	308,190	2,924,723
Alphatec Holdings, Inc.(b)(c)	136,564	2,070,310
Alvotech S.A. (Luxembourg)(b)(c)	161,950	1,365,239
ARS Pharmaceuticals, Inc.(b)(c)	271,372	1,888,749
Assertio Holdings, Inc.(b)(c)	1,371,740	8,683,114
Avidity Biosciences, Inc.(b)(c)	105,641	1,121,907
Avita Medical, Inc.(b)(c)	167,640	1,914,449
Biomea Fusion, Inc.(b)	144,543	4,908,680
BioVie, Inc.(b)(c)	214,011	1,249,824
Certara, Inc.(b)(c)	88,381	1,836,557
CorVel Corp.(b)	11,871	2,320,068
Cymabay Therapeutics, Inc.(b)	459,744	4,128,501
Dyne Therapeutics, Inc.(b)	190,428	2,481,277
Evolent Health, Inc., Class A(b)(c)	127,821	3,724,704
FibroGen, Inc.(b)(c)	112,619	1,942,678
Harrow Health, Inc.(b)(c)	133,289	2,513,831
IVERIC bio, Inc.(b)	94,125	3,553,219
Kymera Therapeutics, Inc.(b)(c)	72,726	2,141,054
Lantheus Holdings, Inc.(b)	87,930	7,613,859
Liquidia Corp.(b)(c)	303,085	2,461,050
MacroGenics, Inc.(b)(c)	315,499	1,473,380
Merit Medical Systems, Inc.(b)	32,215	2,654,516
Merrimack Pharmaceuticals, Inc.(b)(c)	230,212	2,882,254
MoonLake Immunotherapeutics(b)(c)	196,700	5,352,207
NeoGenomics, Inc.(b)	118,124	2,029,370
Phreesia, Inc.(b)	61,093	1,834,012
Protagonist Therapeutics, Inc.(b)(c)	104,341	2,720,170
Reata Pharmaceuticals, Inc., Class A(b)(c)	50,765	4,571,388
Revance Therapeutics, Inc.(b)(c)	74,451	2,275,223
RxSight, Inc.(b)	138,582	3,377,243
Scholar Rock Holding Corp.(b)(c)	232,648	1,354,011
Scilex Holding Co., Class C (Singapore)(b)(c)	270,643	1,610,326
Syndax Pharmaceuticals, Inc.(b)(c)	94,605	1,889,262
Tactile Systems Technology, Inc.(b)(c)	135,462	2,847,411
Terns Pharmaceuticals, Inc.(b)(c)	636,765	6,756,077
TG Therapeutics, Inc.(b)	193,357	5,149,097
TransMedics Group, Inc.(b)	78,575	5,709,260
UFP Technologies, Inc.(b)(c)	27,132	4,195,421
		119,524,421
Industrials-26.74%
AAON, Inc.	24,057	2,083,577
AAR Corp.(b)	42,017	2,105,472
ACV Auctions, Inc., Class A(b)(c)	166,525	2,837,586
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
AerSale Corp.(b)	135,513	$2,035,405
Alamo Group, Inc.	26,030	4,332,954
Albany International Corp., Class A	23,775	2,018,973
Alta Equipment Group, Inc.	142,874	1,944,515
ArcBest Corp.(c)	31,392	2,630,022
Asure Software, Inc.(b)(c)	165,410	1,953,492
Beacon Roofing Supply, Inc.(b)	38,077	2,434,643
Blue Bird Corp.(b)(c)	107,734	2,732,134
Boise Cascade Co.	34,892	2,505,943
Bowman Consulting Group Ltd.(b)	78,917	2,137,861
Casella Waste Systems, Inc., Class A(b)	119,814	10,802,430
CBIZ, Inc.(b)	71,037	3,581,686
CECO Environmental Corp.(b)	181,562	1,953,607
CIRCOR International, Inc.(b)(c)	73,562	2,131,827
Comfort Systems USA, Inc.	17,716	2,621,614
Covenant Logistics Group, Inc., Class A	71,494	2,728,926
CSW Industrials, Inc.	16,926	2,398,753
Encore Wire Corp.(c)	15,706	2,570,601
Energy Recovery, Inc.(b)	99,900	2,378,619
Federal Signal Corp.	43,781	2,319,955
Franklin Covey Co.(b)(c)	46,865	1,730,256
Franklin Electric Co., Inc.	23,783	2,163,302
Genco Shipping & Trading Ltd.(c)	141,173	1,751,957
GMS, Inc.(b)	43,285	2,741,239
Granite Construction, Inc.(c)	53,451	1,934,392
H&E Equipment Services, Inc.	49,478	1,779,229
Heritage-Crystal Clean, Inc.(b)	61,538	2,040,600
Huron Consulting Group, Inc.(b)	28,324	2,302,175
Hyster-Yale Materials Handling, Inc.	47,556	2,223,719
Insperity, Inc.	18,330	2,029,498
Kadant, Inc.	27,304	5,180,115
Leonardo DRS, Inc.(b)(c)	652,973	9,859,892
LSI Industries, Inc.	163,126	1,897,155
Mayville Engineering Co., Inc.(b)	166,363	1,931,474
McGrath RentCorp	23,568	2,093,074
Mueller Industries, Inc.(c)	30,218	2,243,989
MYR Group, Inc.(b)	24,603	3,136,882
Powell Industries, Inc.	52,549	3,021,567
Preformed Line Products Co.(c)	18,208	2,798,752
Rush Enterprises, Inc., Class A	42,114	2,201,299
SPX Technologies, Inc.(b)	74,889	5,718,524
Sterling Infrastructure, Inc.(b)	70,555	3,250,469
Symbotic, Inc.(b)(c)	102,075	3,366,433
Terex Corp.	44,793	2,077,051
Thermon Group Holdings, Inc.(b)	87,415	2,005,300
Transcat, Inc.(b)(c)	86,466	7,308,971
Triton International Ltd. (Bermuda)	40,400	3,338,656
Veritiv Corp.	74,227	7,837,629
Wabash National Corp.(c)	88,355	2,071,925
		157,276,119
Information Technology-15.51%
Aehr Test Systems(b)(c)	120,487	3,978,481
Agilysys, Inc.(b)	27,807	2,067,172
Altair Engineering, Inc., Class A(b)(c)	31,425	2,304,395
Avid Technology, Inc.(b)	106,181	2,548,344
Axcelis Technologies, Inc.(b)(c)	58,729	9,252,754
Badger Meter, Inc.	21,662	2,986,540
Bel Fuse, Inc., Class B	80,185	3,944,300
Belden, Inc.	25,953	2,270,628
CPI Card Group, Inc.(b)	70,819	1,884,494
Daktronics, Inc.(b)(c)	443,295	2,788,325
Diodes, Inc.(b)	27,633	2,482,549
	Shares	Value
Information Technology-(continued)
Fastly, Inc., Class A(b)	135,897	$2,212,403
Impinj, Inc.(b)(c)	48,154	4,928,080
Insight Enterprises, Inc.(b)(c)	26,491	3,582,113
Intapp, Inc.(b)(c)	56,082	2,370,586
Marathon Digital Holdings, Inc.(b)(c)	248,521	2,433,021
Napco Security Technologies, Inc.(c)	70,319	2,615,164
Navitas Semiconductor Corp.(b)(c)	307,323	2,627,612
Onto Innovation, Inc.(b)(c)	41,606	4,466,404
PDF Solutions, Inc.(b)	96,343	4,070,492
Rambus, Inc.(b)	82,693	5,289,044
Richardson Electronics Ltd.(c)	227,742	3,778,240
Riot Platforms, Inc.(b)(c)	244,009	2,928,108
Samsara, Inc., Class A(b)(c)	116,238	2,237,581
Sanmina Corp.(b)	37,241	1,975,263
Super Micro Computer, Inc.(b)(c)	31,342	7,019,041
Yext, Inc.(b)	236,265	2,171,275
		91,212,409
Materials-5.37%
AdvanSix, Inc.	63,063	2,074,773
Avient Corp.	55,307	2,018,705
Carpenter Technology Corp.	53,506	2,440,409
Haynes International, Inc.	44,916	1,950,253
Koppers Holdings, Inc.	66,313	1,920,424
Materion Corp.	19,986	2,005,395
O-I Glass, Inc.(b)(c)	99,841	2,068,706
Olympic Steel, Inc.	66,028	2,761,291
Orion Engineered Carbons S.A. (Germany)	88,088	2,042,761
Ryerson Holding Corp.	171,890	5,842,541
SunCoke Energy, Inc.	254,390	1,727,308
TimkenSteel Corp.(b)(c)	278,044	4,735,089
		31,587,655
Real Estate-1.61%
National Storage Affiliates Trust	53,261	1,949,885
Redfin Corp.(b)(c)	259,787	2,543,315
St. Joe Co. (The)(c)	53,994	2,511,261
Tanger Factory Outlet Centers, Inc.(c)	120,152	2,447,496
		9,451,957
Total Common Stocks & Other Equity Interests (Cost $560,083,773)		587,662,712
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $39,929)	39,929	39,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $560,123,702)		587,702,641
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.15%
Invesco Private Government Fund, 5.10%(d)(e)(f)	28,239,437	28,239,437

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	72,644,108	$72,636,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,886,344)		100,876,279
TOTAL INVESTMENTS IN SECURITIES-117.07% (Cost $661,010,046)		688,578,920
OTHER ASSETS LESS LIABILITIES-(17.07)%		(100,400,065)
NET ASSETS-100.00%		$588,178,855
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,856	$9,175,741	$(9,338,668)	$-	$-	$39,929	$8,483
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,614,890	144,827,365	(142,202,818)	-	-	28,239,437	820,684*
Invesco Private Prime Fund	68,444,203	295,702,031	(291,487,557)	(14,553)	(7,282)	72,636,842	2,213,011*
Total	$94,261,949	$449,705,137	$(443,029,043)	$(14,553)	$(7,282)	$100,916,208	$3,042,178

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Automobile Components-9.31%
American Axle & Manufacturing Holdings, Inc.(b)(c)	23,065	$155,689
Dorman Products, Inc.(b)(c)	5,693	467,111
Gentherm, Inc.(b)	6,684	367,352
LCI Industries	5,121	553,273
Patrick Industries, Inc.	4,335	284,072
Standard Motor Products, Inc.	3,779	133,474
XPEL, Inc.(b)(c)(d)	3,948	271,899
		2,232,870
Automobiles-1.43%
Winnebago Industries, Inc.(c)	6,149	342,130
Broadline Retail-0.12%
Big Lots, Inc.(c)	5,830	29,267
Diversified Consumer Services-7.77%
Adtalem Global Education, Inc.(b)(c)	9,151	379,766
Frontdoor, Inc.(b)	16,408	505,859
Mister Car Wash, Inc.(b)(c)	15,966	131,719
Perdoceo Education Corp.(b)(c)	13,525	159,460
Strategic Education, Inc.(c)	4,481	353,596
Stride, Inc.(b)(c)	8,246	333,221
		1,863,621
Hotels, Restaurants & Leisure-17.47%
BJ’s Restaurants, Inc.(b)(c)	4,710	140,264
Bloomin’ Brands, Inc.(c)	17,677	422,304
Brinker International, Inc.(b)(c)	8,871	324,501
Cheesecake Factory, Inc. (The)(c)	9,628	301,645
Chuy’s Holdings, Inc.(b)(c)	3,624	133,508
Cracker Barrel Old Country Store, Inc.(c)	4,470	438,149
Dave & Buster’s Entertainment, Inc.(b)(c)	8,459	271,957
Dine Brands Global, Inc.(c)	3,157	188,883
El Pollo Loco Holdings, Inc.(c)	3,954	36,140
Golden Entertainment, Inc.(b)	4,420	186,259
Jack in the Box, Inc.	4,148	359,051
Monarch Casino & Resort, Inc.	2,673	173,451
Ruth’s Hospitality Group, Inc.(c)	6,102	130,766
Sabre Corp.(b)(c)	66,114	204,953
Shake Shack, Inc., Class A(b)(c)	7,513	497,135
Six Flags Entertainment Corp.(b)(c)	14,902	380,746
		4,189,712
Household Durables-21.73%
Cavco Industries, Inc.(b)(c)	1,628	405,339
Century Communities, Inc.	5,693	362,246
Ethan Allen Interiors, Inc.	4,594	114,988
Green Brick Partners, Inc.(b)	5,468	261,753
Installed Building Products, Inc.	4,723	493,742
iRobot Corp.(b)(c)	5,482	194,337
La-Z-Boy, Inc.	8,685	232,063
LGI Homes, Inc.(b)(c)	4,127	469,529
M.D.C. Holdings, Inc.(c)	11,693	470,994
M/I Homes, Inc.(b)	5,522	390,240
Meritage Homes Corp.	7,363	849,175
Sonos, Inc.(b)(c)	25,642	372,578
Tri Pointe Homes, Inc.(b)(c)	20,319	593,518
		5,210,502
Leisure Products-2.03%
Sturm Ruger & Co., Inc.	3,557	183,399
Vista Outdoor, Inc.(b)(c)	11,393	303,396
		486,795
	Shares	Value
Specialty Retail-32.26%
Aaron’s Co., Inc. (The)	6,198	$75,864
Abercrombie & Fitch Co., Class A(b)(c)	9,867	306,173
Academy Sports & Outdoors, Inc.(c)	15,735	770,386
American Eagle Outfitters, Inc.(c)	35,092	356,886
America’s Car-Mart, Inc.(b)(c)	1,167	95,146
Asbury Automotive Group, Inc.(b)(c)	4,457	932,003
Boot Barn Holdings, Inc.(b)(c)	6,002	405,855
Buckle, Inc. (The)(c)	5,950	182,725
Caleres, Inc.	7,171	123,771
Chico’s FAS, Inc.(b)(c)	25,183	114,331
Children’s Place, Inc. (The)(b)(c)	2,462	37,004
Designer Brands, Inc., Class A	10,130	63,515
Genesco, Inc.(b)	2,412	43,488
Group 1 Automotive, Inc.	2,936	656,225
Guess?, Inc.(c)	6,139	117,930
Haverty Furniture Cos., Inc.	2,664	70,303
Hibbett, Inc.(c)	2,563	92,319
Leslie’s, Inc.(b)(c)	29,953	283,954
MarineMax, Inc.(b)(c)	4,400	124,828
Monro, Inc.(c)	6,321	261,500
National Vision Holdings, Inc.(b)(c)	15,889	401,197
ODP Corp. (The)(b)	8,116	325,127
PetMed Express, Inc.(c)	4,245	62,953
Sally Beauty Holdings, Inc.(b)(c)	21,611	243,340
Shoe Carnival, Inc.(c)	3,391	66,362
Signet Jewelers Ltd.(c)	9,148	580,807
Sleep Number Corp.(b)(c)	4,430	80,360
Sonic Automotive, Inc., Class A(c)	3,361	139,280
Upbound Group, Inc.(c)	10,089	301,762
Urban Outfitters, Inc.(b)(c)	12,064	371,812
Zumiez, Inc.(b)(c)	3,140	50,460
		7,737,666
Textiles, Apparel & Luxury Goods-7.79%
G-III Apparel Group Ltd.(b)	8,605	138,368
Hanesbrands, Inc.(c)	70,342	289,106
Kontoor Brands, Inc.(c)	9,940	389,250
Movado Group, Inc.	3,163	80,498
Oxford Industries, Inc.(c)	2,985	298,321
Steven Madden Ltd.	14,741	460,067
Wolverine World Wide, Inc.(c)	15,857	212,167
		1,867,777
Total Common Stocks & Other Equity Interests (Cost $31,959,685)		23,960,340

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $15,082)	15,082	15,082
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $31,974,767)		23,975,422
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.45%
Invesco Private Government Fund, 5.10%(e)(f)(g)	2,245,901	2,245,901
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(e)(f)(g)	5,777,246	$5,776,669
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,024,006)		8,022,570
TOTAL INVESTMENTS IN SECURITIES-133.43% (Cost $39,998,773)		31,997,992
OTHER ASSETS LESS LIABILITIES-(33.43)%		(8,016,162)
NET ASSETS-100.00%		$23,981,830

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented 1.13% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,475	$490,189	$(493,582)	$-	$-	$15,082	$359
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,330,277	8,287,392	(8,371,768)	-	-	2,245,901	70,158*
Invesco Private Prime Fund	5,992,142	10,562,747	(10,777,046)	(1,870)	696	5,776,669	190,562*
Total	$8,340,894	$19,340,328	$(19,642,396)	$(1,870)	$696	$8,037,652	$261,079

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Beverages-5.53%
MGP Ingredients, Inc.(b)	25,523	$2,426,216
National Beverage Corp.(b)(c)	38,692	1,912,159
		4,338,375
Consumer Staples Distribution & Retail-13.75%
Andersons, Inc. (The)	51,601	2,012,955
Chefs’ Warehouse, Inc. (The)(b)(c)	56,466	1,756,657
PriceSmart, Inc.	41,693	3,021,909
SpartanNash Co.(b)	58,478	1,339,146
United Natural Foods, Inc.(c)	99,187	2,649,285
		10,779,952
Food Products-38.68%
B&G Foods, Inc.(b)	118,818	1,522,058
Calavo Growers, Inc.(b)	29,396	950,373
Cal-Maine Foods, Inc.(b)	62,916	2,991,656
Fresh Del Monte Produce, Inc.	50,766	1,338,192
Hain Celestial Group, Inc. (The)(b)(c)	148,236	1,809,961
Hostess Brands, Inc.(c)	221,968	5,522,564
J&J Snack Foods Corp.(b)	24,866	3,828,121
John B. Sanfilippo & Son, Inc.	14,854	1,726,480
Seneca Foods Corp., Class A(c)	8,790	406,449
Simply Good Foods Co. (The)(b)(c)	140,204	5,073,983
Tootsie Roll Industries, Inc.(b)	30,272	1,182,727
TreeHouse Foods, Inc.(b)(c)	83,679	3,962,201
		30,314,765
Household Products-9.18%
Central Garden & Pet Co.(b)(c)	16,026	581,744
Central Garden & Pet Co., Class A(c)	68,245	2,344,216
WD-40 Co.(b)	22,523	4,271,487
		7,197,447
Personal Care Products-26.85%
Edgewell Personal Care Co.	85,241	3,320,137
elf Beauty, Inc.(c)	83,935	8,730,918
Inter Parfums, Inc.	29,593	3,716,881
Medifast, Inc.(b)	18,117	1,425,808
	Shares	Value
Personal Care Products-(continued)
Nu Skin Enterprises, Inc., Class A	81,927	$2,730,627
USANA Health Sciences, Inc.(c)	18,472	1,120,696
		21,045,067
Tobacco-5.94%
Universal Corp.(b)	40,706	2,098,394
Vector Group Ltd.	218,136	2,554,373
		4,652,767
Total Common Stocks & Other Equity Interests (Cost $79,181,764)		78,328,373

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $1,367)	1,367	1,367
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $79,183,131)		78,329,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.43%
Invesco Private Government Fund, 5.10%(d)(e)(f)	4,043,998	4,043,998
Invesco Private Prime Fund, 5.22%(d)(e)(f)	10,403,223	10,402,182
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,447,113)		14,446,180
TOTAL INVESTMENTS IN SECURITIES-118.36% (Cost $93,630,244)		92,775,920
OTHER ASSETS LESS LIABILITIES-(18.36)%		(14,394,190)
NET ASSETS-100.00%		$78,381,730

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$48,841	$770,783	$(818,257)	$-	$-	$1,367	$457
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,082,330	$27,302,396	$(27,340,728)	$-	$-	$4,043,998	$134,705*
Invesco Private Prime Fund	10,750,140	62,985,669	(63,332,246)	(1,655)	274	10,402,182	362,518*
Total	$14,881,311	$91,058,848	$(91,491,231)	$(1,655)	$274	$14,447,547	$497,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Energy Equipment & Services-42.43%
Archrock, Inc.(b)	630,809	$5,677,281
Bristow Group, Inc.(b)(c)	110,925	2,712,116
Core Laboratories, Inc.(b)	219,811	4,807,267
DMC Global, Inc.(b)(c)	87,452	1,418,471
Dril-Quip, Inc.(b)(c)	159,881	3,573,340
Helix Energy Solutions Group, Inc.(b)(c)	672,683	4,224,449
Helmerich & Payne, Inc.(b)	492,504	15,208,524
Nabors Industries Ltd.(b)(c)	42,339	3,543,774
NexTier Oilfield Solutions, Inc.(b)(c)	752,267	5,672,093
Oceaneering International, Inc.(b)(c)	472,590	7,235,353
Oil States International, Inc.(c)	301,208	1,915,683
Patterson-UTI Energy, Inc.	1,022,020	9,954,475
ProPetro Holding Corp.(b)(c)	453,575	3,025,345
RPC, Inc.(b)	392,209	2,608,190
US Silica Holdings, Inc.(c)	356,863	4,043,258
		75,619,619
Oil, Gas & Consumable Fuels-57.50%
Callon Petroleum Co.(b)(c)	241,028	7,382,688
Civitas Resources, Inc.(b)	244,709	16,346,561
Comstock Resources, Inc.	431,661	4,023,080
CONSOL Energy, Inc.(b)	153,958	8,307,574
CVR Energy, Inc.(b)	137,428	3,217,189
Dorian LPG Ltd.	150,264	3,468,093
Green Plains, Inc.(b)(c)	279,474	8,104,746
Northern Oil and Gas, Inc.(b)	381,216	11,402,171
Par Pacific Holdings, Inc.(b)(c)	261,580	5,576,886
Ranger Oil Corp.	90,133	3,312,388
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
REX American Resources Corp.(b)(c)	72,128	$2,375,896
SM Energy Co.(b)	578,809	15,216,889
Talos Energy, Inc.(b)(c)	307,467	3,784,919
Vital Energy, Inc.(b)(c)	79,257	3,288,373
World Fuel Services Corp.(b)	291,852	6,674,655
		102,482,108
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $215,728,218)		178,101,727
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.96%
Invesco Private Government Fund, 5.10%(d)(e)(f)	10,953,255	10,953,255
Invesco Private Prime Fund, 5.22%(d)(e)(f)	28,176,828	28,174,009
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,132,254)		39,127,264
TOTAL INVESTMENTS IN SECURITIES-121.89% (Cost $254,860,472)		217,228,991
OTHER ASSETS LESS LIABILITIES-(21.89)%		(39,005,734)
NET ASSETS-100.00%		$178,223,257

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,281,672	$(4,281,672)	$-	$-	$-	$2,152
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,461,522	74,643,420	(76,151,687)	-	-	10,953,255	257,255*
Invesco Private Prime Fund	32,043,914	151,421,946	(155,282,660)	(6,224)	(2,967)	28,174,009	692,096*
Total	$44,505,436	$230,347,038	$(235,716,019)	$(6,224)	$(2,967)	$39,127,264	$951,503

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Banks-37.59%
Ameris Bancorp	6,806	$214,797
Atlantic Union Bankshares Corp.(b)	7,800	199,368
Axos Financial, Inc.(b)(c)	5,576	210,884
Banc of California, Inc.	5,725	61,200
BancFirst Corp.(b)	1,819	153,833
Bancorp, Inc. (The)(b)(c)	5,814	179,420
BankUnited, Inc.	7,900	149,468
Banner Corp.	3,569	154,431
Berkshire Hills Bancorp, Inc.	4,631	94,704
Brookline Bancorp, Inc.	9,165	75,336
Capitol Federal Financial, Inc.(b)	13,219	79,050
Central Pacific Financial Corp.	2,822	41,229
City Holding Co.(b)	1,551	133,681
Community Bank System, Inc.(b)	5,610	277,358
Customers Bancorp, Inc.(b)(c)	3,174	73,065
CVB Financial Corp.(b)	13,721	164,789
Dime Community Bancshares, Inc.	3,379	54,740
Eagle Bancorp, Inc.(b)	3,273	65,231
FB Financial Corp.(b)	3,660	97,576
First Bancorp (Puerto Rico)	19,077	212,899
First Bancorp/Southern Pines NC(b)	4,250	127,925
First Commonwealth Financial Corp.(b)	10,739	135,848
First Financial Bancorp	9,902	187,742
First Hawaiian, Inc.(b)	13,298	219,284
Hanmi Financial Corp.	3,183	45,835
Heritage Financial Corp.	3,666	59,939
Hilltop Holdings, Inc.(b)	4,795	141,548
HomeStreet, Inc.	1,853	9,710
Hope Bancorp, Inc.(b)	12,475	100,050
Independent Bank Corp.	4,764	210,283
Independent Bank Group, Inc.(b)	3,699	123,436
Lakeland Financial Corp.(b)	2,646	132,909
National Bank Holdings Corp., Class A	3,927	117,535
NBT Bancorp, Inc.	4,473	150,069
Northfield Bancorp, Inc.(b)	4,358	44,582
Northwest Bancshares, Inc.(b)	13,262	139,384
OFG Bancorp (Puerto Rico)	4,969	120,548
Pacific Premier Bancorp, Inc.	9,920	186,794
PacWest Bancorp(b)	12,279	79,200
Park National Corp.(b)	1,511	149,211
Pathward Financial, Inc.	2,878	126,459
Preferred Bank(b)	1,380	63,646
Provident Financial Services, Inc.(b)	7,859	124,801
Renasant Corp.(b)	5,842	152,593
S&T Bancorp, Inc.(b)	4,072	109,211
Seacoast Banking Corp. of Florida(b)	8,732	180,578
ServisFirst Bancshares, Inc.	5,105	205,732
Simmons First National Corp., Class A(b)	13,264	215,805
Southside Bancshares, Inc.(b)	3,129	82,919
Stellar Bancorp, Inc.(b)	4,700	109,322
Tompkins Financial Corp.(b)	1,311	68,565
Triumph Financial, Inc.(b)(c)	2,361	122,583
TrustCo Bank Corp.	1,985	54,846
Trustmark Corp.	6,367	132,943
United Community Banks, Inc.(b)	11,999	271,297
Veritex Holdings, Inc.	5,642	97,437
Washington Federal, Inc.(b)	6,830	177,648
Westamerica Bancorporation	2,810	106,302
WSFS Financial Corp.(b)	6,432	215,086
		7,792,664
	Shares	Value
Capital Markets-4.25%
Avantax, Inc.(c)	4,156	$87,941
B. Riley Financial, Inc.	1,670	60,421
Brightsphere Investment Group, Inc.	3,374	72,507
Donnelley Financial Solutions, Inc.(c)	2,614	115,931
Piper Sandler Cos.	1,431	182,266
StoneX Group, Inc.(c)	1,833	147,172
Virtus Investment Partners, Inc.(b)	709	135,263
WisdomTree, Inc.(b)	11,626	79,057
		880,558
Consumer Finance-4.07%
Bread Financial Holdings, Inc.(b)	5,205	146,677
Encore Capital Group, Inc.(b)(c)	2,441	105,134
Enova International, Inc.(c)	3,259	151,609
EZCORP, Inc., Class A(b)(c)	5,494	45,820
Green Dot Corp., Class A(b)(c)	4,884	89,035
LendingTree, Inc.(b)(c)	1,132	20,704
PRA Group, Inc.(b)(c)	4,070	76,109
PROG Holdings, Inc.(b)(c)	5,224	170,459
World Acceptance Corp.(b)(c)	349	38,805
		844,352
Diversified REITs-3.76%
Alexander & Baldwin, Inc.	7,570	138,682
American Assets Trust, Inc.	5,451	103,842
Armada Hoffler Properties, Inc.	7,071	78,064
Essential Properties Realty Trust, Inc.	14,864	355,695
Global Net Lease, Inc.(b)	10,837	104,252
		780,535
Financial Services-7.37%
EVERTEC, Inc. (Puerto Rico)	6,807	234,705
Mr. Cooper Group, Inc.(c)	7,235	334,691
NMI Holdings, Inc., Class A(c)	8,726	219,459
Payoneer Global, Inc.(b)(c)	20,841	86,490
Radian Group, Inc.	16,397	418,780
Walker & Dunlop, Inc.(b)	3,204	234,501
		1,528,626
Health Care REITs-2.30%
CareTrust REIT, Inc.(b)	10,389	201,547
Community Healthcare Trust, Inc.	2,457	80,590
LTC Properties, Inc.	4,229	135,793
Universal Health Realty Income Trust	1,327	57,963
		475,893
Hotel & Resort REITs-4.71%
Chatham Lodging Trust	5,096	47,851
DiamondRock Hospitality Co.	21,860	171,601
Pebblebrook Hotel Trust(b)	13,726	186,125
Service Properties Trust	17,274	141,819
Summit Hotel Properties, Inc.	11,161	73,105
Sunstone Hotel Investors, Inc.(b)	21,967	216,814
Xenia Hotels & Resorts, Inc.(b)	11,887	138,484
		975,799
Industrial REITs-2.37%
Innovative Industrial Properties, Inc.(b)	2,920	193,012
LXP Industrial Trust	28,787	297,658
		490,670
Insurance-10.55%
Ambac Financial Group, Inc.(c)	4,696	65,415
American Equity Investment Life Holding Co.	7,248	285,934
AMERISAFE, Inc.	2,001	102,171
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Insurance-(continued)
Assured Guaranty Ltd.	6,260	$323,955
Employers Holdings, Inc.(b)	2,839	102,658
Genworth Financial, Inc., Class A(b)(c)	51,721	276,707
HCI Group, Inc.	708	37,446
Horace Mann Educators Corp.(b)	4,271	128,344
James River Group Holdings Ltd.	3,911	74,857
Mercury General Corp.	2,773	83,218
Palomar Holdings, Inc.(b)(c)	2,634	143,974
ProAssurance Corp.	5,635	68,465
Safety Insurance Group, Inc.	1,538	111,997
SiriusPoint Ltd. (Bermuda)(c)	8,870	82,580
Stewart Information Services Corp.(b)	2,833	127,032
Trupanion, Inc.(b)(c)	3,670	82,465
United Fire Group, Inc.	2,263	48,609
Universal Insurance Holdings, Inc.	2,867	41,141
		2,186,968
Mortgage REITs-4.97%
Apollo Commercial Real Estate Finance, Inc.(b)	13,568	136,901
ARMOUR Residential REIT, Inc.(b)	17,008	85,380
Ellington Financial, Inc.	6,600	82,764
Franklin BSP Realty Trust, Inc.(b)	8,612	116,176
Invesco Mortgage Capital, Inc.(b)(d)	3,707	39,294
KKR Real Estate Finance Trust, Inc.	6,060	68,054
New York Mortgage Trust, Inc.(b)	9,685	94,622
PennyMac Mortgage Investment Trust(b)	9,285	108,077
Ready Capital Corp.(b)	10,269	103,820
Redwood Trust, Inc.(b)	11,836	70,069
Two Harbors Investment Corp.(b)	10,079	125,383
		1,030,540
Office REITs-3.06%
Brandywine Realty Trust	17,895	69,790
Easterly Government Properties, Inc.	9,482	131,610
Hudson Pacific Properties, Inc.(b)	13,390	62,531
JBG SMITH Properties, (Acquired 03/17/2023 - 05/17/2023; Cost $148,071)(b)(e)	10,335	146,344
Office Properties Income Trust(b)	5,062	36,649
Orion Office REIT, Inc.(b)	5,902	32,756
SL Green Realty Corp.	6,722	155,480
		635,160
Real Estate Management & Development-3.32%
Anywhere Real Estate, Inc.(b)(c)	11,431	69,386
Cushman & Wakefield PLC(b)(c)	16,970	134,572
Douglas Elliman, Inc.	7,028	20,452
Kennedy-Wilson Holdings, Inc.(b)	12,228	188,678
Marcus & Millichap, Inc.(b)	2,589	75,987
RE/MAX Holdings, Inc., Class A	1,904	35,586
St. Joe Co. (The)(b)	3,532	164,273
		688,934
Residential REITs-2.23%
Centerspace	1,574	92,567
	Shares	Value
Residential REITs-(continued)
Elme Communities	9,136	$138,045
NexPoint Residential Trust, Inc.(b)	2,373	97,388
Veris Residential, Inc.(c)	8,273	133,692
		461,692
Retail REITs-6.18%
Acadia Realty Trust	9,915	127,606
Getty Realty Corp.(b)	4,441	152,193
Retail Opportunity Investments Corp.	13,002	158,624
RPT Realty	8,900	82,948
Saul Centers, Inc.	1,346	45,508
SITE Centers Corp.	19,152	228,292
Tanger Factory Outlet Centers, Inc.(b)	10,895	221,931
Urban Edge Properties(b)	12,260	163,426
Urstadt Biddle Properties, Inc., Class A	3,022	58,476
Whitestone REIT	4,847	42,557
		1,281,561
Specialized REITs-3.11%
Four Corners Property Trust, Inc.	8,759	225,107
Outfront Media, Inc.	15,253	218,423
Safehold, Inc.(c)	4,193	108,263
Uniti Group, Inc.(b)	24,764	92,122
		643,915
Total Common Stocks & Other Equity Interests (Cost $28,811,744)		20,697,867

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(f) (Cost $816)	816	816
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $28,812,560)		20,698,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.51%
Invesco Private Government Fund, 5.10%(d)(f)(g)	1,944,899	1,944,899
Invesco Private Prime Fund, 5.22%(d)(f)(g)	5,002,923	5,002,423
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,948,359)		6,947,322
TOTAL INVESTMENTS IN SECURITIES-133.36% (Cost $35,760,919)		27,646,005
OTHER ASSETS LESS LIABILITIES-(33.36)%		(6,915,072)
NET ASSETS-100.00%		$20,730,933

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$85,870	$6,759	$(27,647)	$88,542	$(114,230)	$39,294	$7,710
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	19,361	750,784	(769,329)	-	-	816	310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,426,621	10,187,422	(10,669,144)	-	-	1,944,899	59,115*
Invesco Private Prime Fund	6,239,883	24,449,437	(25,686,135)	(1,297)	535	5,002,423	159,547*
Total	$8,771,735	$35,394,402	$(37,152,255)	$87,245	$(113,695)	$6,987,432	$226,682

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-20.76%
Anika Therapeutics, Inc.(b)(c)	41,902	$1,135,125
Arcus Biosciences, Inc.(b)(c)	149,584	3,072,455
Avid Bioservices, Inc.(b)(c)	178,730	2,761,379
Catalyst Pharmaceuticals, Inc.(b)(c)	274,733	3,173,166
Coherus Biosciences, Inc.(b)(c)	185,000	756,650
Cytokinetics, Inc.(b)(c)	271,430	10,230,197
Dynavax Technologies Corp.(b)(c)	340,280	3,889,400
Eagle Pharmaceuticals, Inc.(b)(c)	29,838	619,139
Emergent BioSolutions, Inc.(b)(c)	127,359	1,086,372
Enanta Pharmaceuticals, Inc.(b)	56,363	1,323,403
Ironwood Pharmaceuticals, Inc.(b)(c)	382,923	4,166,202
iTeos Therapeutics, Inc.(b)	70,440	1,146,763
Myriad Genetics, Inc.(b)(c)	232,465	5,128,178
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,054	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,054	0
REGENXBIO, Inc.(b)(c)	108,063	1,861,925
uniQure N.V. (Netherlands)(b)	118,120	2,278,535
Vanda Pharmaceuticals, Inc.(b)	162,764	968,446
Vericel Corp.(b)(c)	135,421	4,349,723
Vir Biotechnology, Inc.(b)(c)	217,658	5,804,939
Xencor, Inc.(b)	171,868	4,657,623
		58,409,620
Health Care Equipment & Supplies-26.75%
AngioDynamics, Inc.(b)(c)	112,289	1,062,254
Artivion, Inc.(b)(c)	115,684	1,732,946
Avanos Medical, Inc.(b)(c)	133,413	3,268,619
CONMED Corp.(c)	87,436	10,605,987
Cutera, Inc.(b)(c)	51,168	860,134
Embecta Corp.(c)	164,046	4,539,153
Glaukos Corp.(b)(c)	136,845	7,802,902
Heska Corp.(b)(c)	29,199	3,495,996
Inogen, Inc.(b)(c)	65,675	691,558
Integer Holdings Corp.(b)(c)	95,032	7,779,320
LeMaitre Vascular, Inc.	55,521	3,488,940
Merit Medical Systems, Inc.(b)(c)	163,278	13,454,107
NuVasive, Inc.(b)(c)	149,577	5,707,858
OraSure Technologies, Inc.(b)	208,331	1,047,905
Orthofix Medical, Inc.(b)(c)	98,042	1,832,405
Tandem Diabetes Care, Inc.(b)(c)	184,475	4,794,505
Varex Imaging Corp.(b)(c)	114,961	2,533,740
Zynex, Inc.(b)(c)	62,277	584,158
		75,282,487
Health Care Providers & Services-29.20%
AdaptHealth Corp.(b)(c)	220,299	2,308,734
Addus HomeCare Corp.(b)(c)	46,223	4,167,003
Agiliti, Inc.(b)(c)	95,594	1,564,874
AMN Healthcare Services, Inc.(b)(c)	124,296	11,803,148
Apollo Medical Holdings, Inc.(b)(c)	112,794	3,566,546
Community Health Systems, Inc.(b)	359,438	1,175,362
CorVel Corp.(b)	26,089	5,098,834
Cross Country Healthcare, Inc.(b)(c)	101,582	2,590,341
Enhabit, Inc.(b)(c)	142,219	1,530,276
Ensign Group, Inc. (The)(c)	159,859	14,165,106
Fulgent Genetics, Inc.(b)(c)	56,581	2,250,226
	Shares	Value
Health Care Providers & Services-(continued)
ModivCare, Inc.(b)(c)	36,499	$1,639,900
NeoGenomics, Inc.(b)	362,308	6,224,451
Owens & Minor, Inc.(b)(c)	218,693	4,441,655
Pediatrix Medical Group, Inc.(b)(c)	234,905	3,124,237
RadNet, Inc.(b)	139,840	4,046,970
Select Medical Holdings Corp.(c)	298,675	8,174,735
US Physical Therapy, Inc.(c)	42,066	4,297,042
		82,169,440
Health Care Technology-6.03%
Certara, Inc.(b)(c)	302,304	6,281,877
Computer Programs and Systems, Inc.(b)(c)	40,831	974,227
HealthStream, Inc.	69,246	1,594,043
NextGen Healthcare, Inc.(b)(c)	153,440	2,389,061
Simulations Plus, Inc.(c)	46,067	2,035,701
Veradigm, Inc.(b)(c)	313,327	3,690,992
		16,965,901
Life Sciences Tools & Services-2.11%
BioLife Solutions, Inc.(b)(c)	98,101	2,290,658
Cytek Biosciences, Inc.(b)(c)	228,158	1,781,914
Mesa Laboratories, Inc.	14,422	1,867,505
		5,940,077
Pharmaceuticals-15.16%
Amphastar Pharmaceuticals, Inc.(b)(c)	108,163	4,799,192
ANI Pharmaceuticals, Inc.(b)(c)	35,030	1,581,254
Cara Therapeutics, Inc.(b)(c)	129,651	412,290
Collegium Pharmaceutical, Inc.(b)(c)	96,361	2,126,687
Corcept Therapeutics, Inc.(b)(c)	257,942	6,059,058
Harmony Biosciences Holdings, Inc.(b)	85,096	2,942,620
Innoviva, Inc.(b)(c)	180,051	2,428,888
Ligand Pharmaceuticals, Inc.(b)(c)	46,054	3,227,464
Pacira BioSciences, Inc.(b)(c)	131,634	5,006,041
Phibro Animal Health Corp., Class A	58,362	776,215
Prestige Consumer Healthcare, Inc.(b)(c)	142,511	8,155,905
Supernus Pharmaceuticals, Inc.(b)(c)	155,035	5,137,860
		42,653,474
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $327,301,475)		281,420,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.79%
Invesco Private Government Fund, 5.10%(e)(f)(g)	25,047,899	25,047,899
Invesco Private Prime Fund, 5.22%(e)(f)(g)	64,432,440	64,425,996
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,486,465)		89,473,895
TOTAL INVESTMENTS IN SECURITIES-131.80% (Cost $416,787,940)		370,894,894
OTHER ASSETS LESS LIABILITIES-(31.80)%		(89,492,727)
NET ASSETS-100.00%		$281,402,167

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,214	$12,821,710	$(12,822,924)	$-	$-	$-	$7,863
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,445,085	108,469,603	(111,866,789)	-	-	25,047,899	799,529*
Invesco Private Prime Fund	73,144,505	201,192,043	(209,900,189)	(17,043)	6,680	64,425,996	2,141,170*
Total	$101,590,804	$322,483,356	$(334,589,902)	$(17,043)	$6,680	$89,473,895	$2,948,562

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-8.14%
AAR Corp.(b)	23,420	$1,173,576
Aerojet Rocketdyne Holdings, Inc.(b)	54,380	2,962,622
AeroVironment, Inc.(b)	18,091	1,689,880
Kaman Corp.	20,051	416,660
Moog, Inc., Class A	20,636	2,006,026
National Presto Industries, Inc.	3,626	270,282
Triumph Group, Inc.(b)	46,542	520,805
		9,039,851
Air Freight & Logistics-3.22%
Forward Air Corp.	19,096	1,857,468
Hub Group, Inc., Class A(b)	23,382	1,719,980
		3,577,448
Building Products-10.24%
AAON, Inc.	30,143	2,610,685
American Woodmark Corp.(b)(c)	11,892	707,574
Apogee Enterprises, Inc.	15,878	586,057
AZZ, Inc.	17,798	621,328
Gibraltar Industries, Inc.(b)	22,178	1,159,909
Griffon Corp.	33,970	1,070,734
Insteel Industries, Inc.	13,922	416,685
MasterBrand, Inc.(b)	91,796	952,843
PGT Innovations, Inc.(b)	42,950	1,068,167
Quanex Building Products Corp.	23,780	499,618
Resideo Technologies, Inc.(b)	104,395	1,673,452
		11,367,052
Commercial Services & Supplies-12.07%
ABM Industries, Inc.	47,494	2,097,335
Brady Corp., Class A	33,086	1,577,541
CoreCivic, Inc.(b)	82,310	709,512
Deluxe Corp.(c)	30,864	469,750
GEO Group, Inc. (The)(b)(c)	88,882	663,060
Harsco Corp.(b)(c)	56,884	481,239
Healthcare Services Group, Inc.	53,034	716,489
HNI Corp.	32,442	827,271
Interface, Inc.	41,638	288,551
Liquidity Services, Inc.(b)(c)	17,171	259,797
Matthews International Corp., Class A(c)	21,757	837,645
MillerKnoll, Inc.	54,109	733,177
Openlane, Inc.(b)(c)	77,969	1,171,094
Pitney Bowes, Inc.(c)	115,821	384,526
UniFirst Corp.	10,805	1,848,844
Viad Corp.(b)	14,784	343,284
		13,409,115
Construction & Engineering-9.80%
Arcosa, Inc.	34,706	2,278,796
Comfort Systems USA, Inc.	25,658	3,796,871
Dycom Industries, Inc.(b)(c)	21,236	2,153,968
Granite Construction, Inc.	31,307	1,133,000
MYR Group, Inc.(b)	11,882	1,514,955
		10,877,590
Electrical Equipment-2.28%
Encore Wire Corp.(c)	13,184	2,157,825
Powell Industries, Inc.	6,509	374,268
		2,532,093
Ground Transportation-4.13%
ArcBest Corp.	17,361	1,454,505
Heartland Express, Inc.(c)	33,357	520,369
	Shares	Value
Ground Transportation-(continued)
Marten Transport Ltd.	41,241	$872,247
RXO, Inc.(b)	83,305	1,738,575
		4,585,696
Machinery-30.49%
3D Systems Corp.(b)(c)	93,869	769,726
Alamo Group, Inc.(c)	7,351	1,223,647
Albany International Corp., Class A	22,331	1,896,349
Astec Industries, Inc.	16,281	600,118
Barnes Group, Inc.	36,210	1,424,863
CIRCOR International, Inc.(b)(c)	14,558	421,891
Enerpac Tool Group Corp.	40,786	1,036,780
EnPro Industries, Inc.	14,887	1,504,778
ESCO Technologies, Inc.	18,474	1,662,660
Federal Signal Corp.	43,545	2,307,450
Franklin Electric Co., Inc.	27,938	2,541,240
Greenbrier Cos., Inc. (The)(c)	23,483	638,033
Hillenbrand, Inc.	49,823	2,390,009
John Bean Technologies Corp.	22,889	2,440,196
Kennametal, Inc.(c)	57,627	1,436,065
Lindsay Corp.	7,892	929,678
Mueller Industries, Inc.(c)	40,799	3,029,734
Proto Labs, Inc.(b)(c)	19,419	597,328
SPX Technologies, Inc.(b)(c)	32,426	2,476,049
Standex International Corp.	8,540	1,163,063
Tennant Co.	13,314	973,253
Titan International, Inc.(b)	36,450	360,491
Trinity Industries, Inc.(c)	58,283	1,232,685
Wabash National Corp.(c)	34,111	799,903
		33,855,989
Marine Transportation-1.66%
Matson, Inc.	27,029	1,846,892
Passenger Airlines-2.62%
Allegiant Travel Co.(b)	11,183	1,090,231
Hawaiian Holdings, Inc.(b)(c)	36,812	294,864
SkyWest, Inc.(b)(c)	36,224	1,083,460
Sun Country Airlines Holdings, Inc.(b)(c)	23,304	438,115
		2,906,670
Professional Services-6.79%
CSG Systems International, Inc.(c)	21,514	1,032,242
Forrester Research, Inc.(b)	8,044	230,863
Heidrick & Struggles International, Inc.	14,198	344,301
Kelly Services, Inc., Class A	24,747	432,578
Korn Ferry	37,713	1,772,511
NV5 Global, Inc.(b)(c)	8,901	806,609
Resources Connection, Inc.	22,886	349,698
TrueBlue, Inc.(b)	23,413	387,251
TTEC Holdings, Inc.(c)	13,532	429,235
Verra Mobility Corp., Class A(b)(c)	99,753	1,758,645
		7,543,933
Trading Companies & Distributors-8.47%
Applied Industrial Technologies, Inc.	27,698	3,405,746
Boise Cascade Co.	28,330	2,034,661
DXP Enterprises, Inc.(b)	11,282	360,685
GMS, Inc.(b)	29,782	1,886,094
NOW, Inc.(b)	79,060	702,843
Veritiv Corp.	9,635	1,017,360
		9,407,389
Total Common Stocks & Other Equity Interests (Cost $117,392,535)		110,949,718
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $28,015)	28,015	$28,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $117,420,550)		110,977,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.95%
Invesco Private Government Fund, 5.10%(d)(e)(f)	2,159,086	2,159,086
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	5,554,548	$5,553,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,713,890)		7,713,079
TOTAL INVESTMENTS IN SECURITIES-106.88% (Cost $125,134,440)		118,690,812
OTHER ASSETS LESS LIABILITIES-(6.88)%		(7,636,280)
NET ASSETS-100.00%		$111,054,532

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,939	$1,916,436	$(1,908,360)	$-	$-	$28,015	$1,034
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,784,177	22,108,332	(23,733,423)	-	-	2,159,086	90,753*
Invesco Private Prime Fund	9,746,286	51,821,528	(56,011,826)	(1,404)	(591)	5,553,993	242,662*
Total	$13,550,402	$75,846,296	$(81,653,609)	$(1,404)	$(591)	$7,741,094	$334,449

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communications Equipment-12.09%
ADTRAN Holdings, Inc.(b)	178,322	$1,588,849
Clearfield, Inc.(b)(c)	31,866	1,246,279
Comtech Telecommunications Corp.	69,983	803,405
Digi International, Inc.(b)(c)	90,123	3,239,922
Extreme Networks, Inc.(c)	325,810	6,711,686
Harmonic, Inc.(b)(c)	277,104	4,879,801
NETGEAR, Inc.(c)	72,952	1,023,516
NetScout Systems, Inc.(b)(c)	170,017	5,188,919
Viasat, Inc.(b)(c)	192,619	8,592,734
Viavi Solutions, Inc.(b)(c)	567,051	5,579,782
		38,854,893
Electronic Equipment, Instruments & Components-31.43%
Advanced Energy Industries, Inc.	94,295	9,255,054
Arlo Technologies, Inc.(c)	222,983	2,156,246
Badger Meter, Inc.	73,828	10,178,666
Benchmark Electronics, Inc.	88,768	2,095,813
CTS Corp.(b)	80,444	3,673,878
ePlus, Inc.(b)(c)	67,849	3,351,062
Fabrinet (Thailand)(b)(c)	92,339	10,454,622
FARO Technologies, Inc.(b)(c)	47,399	715,251
Insight Enterprises, Inc.(b)(c)	76,438	10,335,946
Itron, Inc.(c)	113,972	7,719,324
Knowles Corp.(c)	230,095	4,137,108
Methode Electronics, Inc.(b)	91,048	3,919,616
OSI Systems, Inc.(c)	39,536	4,705,179
PC Connection, Inc.	28,510	1,282,095
Plexus Corp.(b)(c)	69,873	6,336,084
Rogers Corp.(c)	47,432	7,469,117
Sanmina Corp.(b)(c)	147,203	7,807,647
ScanSource, Inc.(c)	63,928	1,838,569
TTM Technologies, Inc.(c)	257,869	3,532,805
		100,964,082
IT Services-2.08%
Perficient, Inc.(c)	87,312	6,676,749
Semiconductors & Semiconductor Equipment-31.99%
Alpha & Omega Semiconductor Ltd.(b)(c)	56,489	1,564,180
Axcelis Technologies, Inc.(c)	82,678	13,025,919
CEVA, Inc.(b)(c)	58,469	1,462,894
Cohu, Inc.(c)	120,158	4,606,858
Diodes, Inc.(c)	114,751	10,309,230
FormFactor, Inc.(c)	194,292	6,079,397
Ichor Holdings Ltd.(b)(c)	72,815	2,206,295
Kulicke & Soffa Industries, Inc. (Singapore)(b)	142,997	7,561,681
MaxLinear, Inc.(c)	182,777	5,338,916
Onto Innovation, Inc.(b)(c)	124,911	13,409,196
PDF Solutions, Inc.(c)	74,466	3,146,188
Photronics, Inc.(b)(c)	155,794	3,307,507
Rambus, Inc.(c)	271,143	17,342,306
Semtech Corp.(c)	160,969	3,499,466
SMART Global Holdings, Inc.(b)(c)	124,165	2,803,646
Ultra Clean Holdings, Inc.(c)	114,782	3,934,727
Veeco Instruments, Inc.(b)(c)	129,735	3,166,831
		102,765,237
	Shares	Value
Software-21.07%
8x8, Inc.(b)(c)	284,948	$1,162,588
A10 Networks, Inc.	161,831	2,409,664
Adeia, Inc.	264,956	2,599,218
Agilysys, Inc.(c)	50,230	3,734,098
Alarm.com Holdings, Inc.(c)	125,897	6,322,547
Cerence, Inc.(b)(c)	101,471	2,893,953
Consensus Cloud Solutions, Inc.(b)(c)	44,480	1,621,296
Digital Turbine, Inc.(b)(c)	227,682	2,081,014
DoubleVerify Holdings, Inc.(b)(c)	220,462	7,687,510
Ebix, Inc.(b)	59,180	1,178,866
InterDigital, Inc.(b)	67,916	5,639,745
LivePerson, Inc.(c)	176,833	650,745
LiveRamp Holdings, Inc.(c)	163,221	3,972,799
N-able, Inc.(b)(c)	168,554	2,393,467
OneSpan, Inc.(b)(c)	89,043	1,348,111
Progress Software Corp.	109,325	6,559,500
SPS Commerce, Inc.(c)	90,913	14,164,245
Xperi, Inc.(b)(c)	105,871	1,252,454
		67,671,820
Technology Hardware, Storage & Peripherals-1.25%
Avid Technology, Inc.(b)(c)	83,727	2,009,448
Corsair Gaming, Inc.(b)(c)	101,409	1,999,785
		4,009,233
Total Common Stocks & Other Equity Interests (Cost $280,420,134)		320,942,014

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $250,250)	250,250	250,250
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $280,670,384)		321,192,264
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.05%
Invesco Private Government Fund, 5.10%(d)(e)(f)	16,232,152	16,232,152
Invesco Private Prime Fund, 5.22%(d)(e)(f)	41,755,122	41,750,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,989,569)		57,983,098
TOTAL INVESTMENTS IN SECURITIES-118.04% (Cost $338,659,953)		379,175,362
OTHER ASSETS LESS LIABILITIES-(18.04)%		(57,960,073)
NET ASSETS-100.00%		$321,215,289

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,971,318	$1,112,479	$(4,833,547)	$-	$-	$250,250	$3,215
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,677,602	103,598,704	(112,044,154)	-	-	16,232,152	616,281*
Invesco Private Prime Fund	63,456,692	220,962,049	(242,656,975)	(11,198)	378	41,750,946	1,675,508*
Total	$92,105,612	$325,673,232	$(359,534,676)	$(11,198)	$378	$58,233,348	$2,295,004

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Chemicals-49.89%
AdvanSix, Inc.	10,251	$337,258
American Vanguard Corp.	10,338	176,366
Balchem Corp.	11,816	1,460,812
FutureFuel Corp.	9,601	81,513
H.B. Fuller Co.	19,747	1,242,876
Hawkins, Inc.	7,045	330,692
Innospec, Inc.	8,565	791,063
Koppers Holdings, Inc.	7,770	225,019
Livent Corp.(b)(c)	65,951	1,520,171
Mativ Holdings, Inc., Class A	20,430	307,676
Minerals Technologies, Inc.	12,086	672,102
Quaker Chemical Corp.(c)	4,484	851,108
Rayonier Advanced Materials, Inc.(b)	23,787	80,876
Stepan Co.	7,865	723,187
Trinseo PLC(c)	13,006	161,535
		8,962,254
Containers & Packaging-7.96%
Myers Industries, Inc.	13,571	253,778
O-I Glass, Inc.(b)	56,759	1,176,046
		1,429,824
Metals & Mining-37.49%
Arconic Corp.(b)	37,315	1,078,777
ATI, Inc.(b)	47,579	1,645,282
Carpenter Technology Corp.	18,063	823,853
Century Aluminum Co.(b)	19,020	149,117
Compass Minerals International, Inc.	12,685	402,495
Haynes International, Inc.	4,691	203,683
Kaiser Aluminum Corp.(c)	5,929	358,112
Materion Corp.	7,645	767,099
Olympic Steel, Inc.	3,558	148,796
	Shares	Value
Metals & Mining-(continued)
SunCoke Energy, Inc.	31,015	$210,592
TimkenSteel Corp.(b)	14,717	250,630
Tredegar Corp.	9,354	65,759
Warrior Met Coal, Inc.	19,241	630,720
		6,734,915
Paper & Forest Products-4.39%
Clearwater Paper Corp.(b)	6,232	189,390
Mercer International, Inc. (Germany)(c)	15,007	129,961
Sylvamo Corp.	11,898	469,019
		788,370
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $20,318,564)		17,915,363
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.43%
Invesco Private Government Fund, 5.10%(d)(e)(f)	625,022	625,022
Invesco Private Prime Fund, 5.22%(d)(e)(f)	1,607,793	1,607,632
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,232,945)		2,232,654
TOTAL INVESTMENTS IN SECURITIES-112.16% (Cost $22,551,509)		20,148,017
OTHER ASSETS LESS LIABILITIES-(12.16)%		(2,184,589)
NET ASSETS-100.00%		$17,963,428

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$245,126	$(245,126)	$-	$-	$-	$249
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	822,594	12,770,793	(12,968,365)	-	-	625,022	27,911*
Invesco Private Prime Fund	2,115,243	23,629,403	(24,136,531)	(441)	(42)	1,607,632	76,057*
Total	$2,937,837	$36,645,322	$(37,350,022)	$(441)	$(42)	$2,232,654	$104,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Diversified Telecommunication Services-13.03%
ATN International, Inc.(b)	5,585	$209,605
Cogent Communications Holdings, Inc.(b)	21,336	1,312,591
Consolidated Communications Holdings, Inc.(c)	38,481	140,456
Lumen Technologies, Inc.(b)	460,124	911,045
		2,573,697
Electric Utilities-7.81%
Otter Tail Corp.(b)	20,788	1,542,678
Entertainment-5.51%
Cinemark Holdings, Inc.(b)(c)	55,844	894,063
Marcus Corp. (The)(b)	12,712	194,239
		1,088,302
Gas Utilities-8.68%
Chesapeake Utilities Corp.	7,305	932,848
Northwest Natural Holding Co.	18,288	780,898
		1,713,746
Interactive Media & Services-12.64%
Cars.com, Inc.(b)(c)	32,277	569,689
QuinStreet, Inc.(c)	26,353	242,975
Shutterstock, Inc.	12,508	622,523
Yelp, Inc.(b)(c)	31,655	1,060,442
		2,495,629
Media-10.55%
AMC Networks, Inc., Class A(b)(c)	14,606	165,194
E.W. Scripps Co. (The), Class A(b)(c)	30,201	237,984
Gannett Co., Inc.(b)(c)	76,120	168,986
Scholastic Corp.	15,419	654,999
TechTarget, Inc.(b)(c)	13,912	483,303
Thryv Holdings, Inc.(b)(c)	15,987	372,497
		2,082,963
Multi-Utilities-9.94%
Avista Corp.(b)	36,840	1,523,334
Unitil Corp.	8,355	440,225
		1,963,559
	Shares	Value
Water Utilities-24.69%
American States Water Co.	18,456	$1,639,262
California Water Service Group	27,376	1,557,968
Middlesex Water Co.	9,191	747,780
SJW Group	12,154	930,145
		4,875,155
Wireless Telecommunication Services-6.84%
Gogo, Inc.(b)(c)	33,820	508,991
Shenandoah Telecommunications Co.(b)	26,103	495,435
Telephone & Data Systems, Inc.	52,006	347,400
		1,351,826
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $21,972,189)		19,687,555
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.78%
Invesco Private Government Fund, 5.10%(d)(e)(f)	1,425,461	1,425,461
Invesco Private Prime Fund, 5.22%(d)(e)(f)	3,666,863	3,666,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,092,530)		5,091,958
TOTAL INVESTMENTS IN SECURITIES-125.47% (Cost $27,064,719)		24,779,513
OTHER ASSETS LESS LIABILITIES-(25.47)%		(5,030,762)
NET ASSETS-100.00%		$19,748,751

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$269,253	$(269,253)	$-	$-	$-	$202
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$962,400	$10,372,387	$(9,909,326)	$-	$-	$1,425,461	$43,662*
Invesco Private Prime Fund	2,474,743	20,332,267	(19,139,614)	(725)	(174)	3,666,497	117,995*
Total	$3,437,143	$30,973,907	$(29,318,193)	$(725)	$(174)	$5,091,958	$161,859

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$587,662,712	$-	$-	$587,662,712
Money Market Funds	39,929	100,876,279	-	100,916,208
Total Investments	$587,702,641	$100,876,279	$-	$688,578,920
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,960,340	$-	$-	$23,960,340
Money Market Funds	15,082	8,022,570	-	8,037,652
Total Investments	$23,975,422	$8,022,570	$-	$31,997,992
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,328,373	$-	$-	$78,328,373
Money Market Funds	1,367	14,446,180	-	14,447,547
Total Investments	$78,329,740	$14,446,180	$-	$92,775,920
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$178,101,727	$-	$-	$178,101,727
Money Market Funds	-	39,127,264	-	39,127,264
Total Investments	$178,101,727	$39,127,264	$-	$217,228,991
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,697,867	$-	$-	$20,697,867
Money Market Funds	816	6,947,322	-	6,948,138
Total Investments	$20,698,683	$6,947,322	$-	$27,646,005

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$281,420,999	$-	$0	$281,420,999
Money Market Funds	-	89,473,895	-	89,473,895
Total Investments	$281,420,999	$89,473,895	$0	$370,894,894
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,949,718	$-	$-	$110,949,718
Money Market Funds	28,015	7,713,079	-	7,741,094
Total Investments	$110,977,733	$7,713,079	$-	$118,690,812
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,942,014	$-	$-	$320,942,014
Money Market Funds	250,250	57,983,098	-	58,233,348
Total Investments	$321,192,264	$57,983,098	$-	$379,175,362
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,915,363	$-	$-	$17,915,363
Money Market Funds	-	2,232,654	-	2,232,654
Total Investments	$17,915,363	$2,232,654	$-	$20,148,017
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,687,555	$-	$-	$19,687,555
Money Market Funds	-	5,091,958	-	5,091,958
Total Investments	$19,687,555	$5,091,958	$-	$24,779,513